Consolidated Balance Sheets (Parenthetical) (Audited) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity (Deficit)
Common stock par value	$ 0	$ 0	$ 0
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock issued	3,373,760	3,236,400	2,342,100
Common stock outstanding	3,373,760	3,236,400	2,342,100